Note 11 - Goodwill and Intangible Assets - Intangible Assets (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2021	Dec. 31, 2020
Statement Line Items [Line Items]
Beginning of the year		$ 536,915
Beginning of the year		(536,915)
End of the year		534,005	$ 536,915
Gross carrying amount [member]
Statement Line Items [Line Items]
Beginning of the year		571,398	557,147
Additions (1)	[1]	4,036	8,840
Acquisition of a subsidiary (Note 3)		9,124	4,725
Disposals		(370)	0
Effect of movements in exchange rates		(40)	686
Beginning of the year		(571,398)	(557,147)
Disposals		370	(0)
End of the year		584,147	571,398
Accumulated depreciation, amortisation and impairment [member]
Statement Line Items [Line Items]
Beginning of the year		(34,483)	(24,762)
Disposals		223	0
Effect of movements in exchange rates		(157)	32
Beginning of the year		34,483	24,762
Amortization		10,416	9,689
Disposals		(223)	0
Impairment		5,624
End of the year		(50,142)	(34,483)
Goodwill [member]
Statement Line Items [Line Items]
Beginning of the year		424,961
Beginning of the year		(424,961)
End of the year		430,378	424,961
Goodwill [member] | Gross carrying amount [member]
Statement Line Items [Line Items]
Beginning of the year		424,961	421,578
Additions (1)	[1]	0	0
Acquisition of a subsidiary (Note 3)		8,792	2,998
Disposals		0	0
Effect of movements in exchange rates		(294)	385
Beginning of the year		(424,961)	(421,578)
Disposals		(0)	(0)
End of the year		433,459	424,961
Goodwill [member] | Accumulated depreciation, amortisation and impairment [member]
Statement Line Items [Line Items]
Beginning of the year		(0)	(0)
Disposals		0	0
Effect of movements in exchange rates		0	0
Beginning of the year		0	0
Amortization		0	0
Disposals		0	0
Impairment		3,081
End of the year		(3,081)	(0)
Customer-related intangible assets [member]
Statement Line Items [Line Items]
Beginning of the year		28,283
Beginning of the year		(28,283)
End of the year		25,370	28,283
Customer-related intangible assets [member] | Gross carrying amount [member]
Statement Line Items [Line Items]
Beginning of the year		40,732	40,700
Additions (1)	[1]	0	0
Acquisition of a subsidiary (Note 3)		0	32
Disposals		0	0
Effect of movements in exchange rates		0	0
Beginning of the year		(40,732)	(40,700)
Disposals		(0)	(0)
End of the year		40,732	40,732
Customer-related intangible assets [member] | Accumulated depreciation, amortisation and impairment [member]
Statement Line Items [Line Items]
Beginning of the year		(12,449)	(9,437)
Disposals		0	0
Effect of movements in exchange rates		0	(1)
Beginning of the year		12,449	9,437
Amortization		2,913	3,013
Disposals		0	0
Impairment		0
End of the year		(15,362)	(12,449)
Technology-based intangible assets [member]
Statement Line Items [Line Items]
Beginning of the year		10,658
Beginning of the year		(10,658)
End of the year		6,472	10,658
Technology-based intangible assets [member] | Gross carrying amount [member]
Statement Line Items [Line Items]
Beginning of the year		30,657	22,222
Additions (1)	[1]	4,031	6,553
Acquisition of a subsidiary (Note 3)		331	1,695
Disposals		0	0
Effect of movements in exchange rates		259	187
Beginning of the year		(30,657)	(22,222)
Disposals		(0)	(0)
End of the year		35,279	30,657
Technology-based intangible assets [member] | Accumulated depreciation, amortisation and impairment [member]
Statement Line Items [Line Items]
Beginning of the year		(19,999)	(13,325)
Disposals		0	0
Effect of movements in exchange rates		(169)	0
Beginning of the year		19,999	13,325
Amortization		7,381	6,674
Disposals		0	0
Impairment		1,596
End of the year		(28,807)	(19,999)
Trademark [member]
Statement Line Items [Line Items]
Beginning of the year		70,600
Beginning of the year		(70,600)
End of the year		70,600	70,600
Trademark [member] | Gross carrying amount [member]
Statement Line Items [Line Items]
Beginning of the year		70,600	70,600
Additions (1)	[1]	0	0
Acquisition of a subsidiary (Note 3)		0	0
Disposals		0	0
Effect of movements in exchange rates		0	0
Beginning of the year		(70,600)	(70,600)
Disposals		(0)	(0)
End of the year		70,600	70,600
Trademark [member] | Accumulated depreciation, amortisation and impairment [member]
Statement Line Items [Line Items]
Beginning of the year		(0)	(0)
Disposals		0	0
Effect of movements in exchange rates		0	0
Beginning of the year		0	0
Amortization		0	0
Disposals		0	0
Impairment		0
End of the year		(0)	(0)
Other intangible assets [member]
Statement Line Items [Line Items]
Beginning of the year		2,413
Beginning of the year		(2,413)
End of the year		1,185	2,413
Other intangible assets [member] | Gross carrying amount [member]
Statement Line Items [Line Items]
Beginning of the year		4,448	2,047
Additions (1)	[1]	5	2,287
Acquisition of a subsidiary (Note 3)		0	0
Disposals		(370)	0
Effect of movements in exchange rates		(5)	114
Beginning of the year		(4,448)	(2,047)
Disposals		370	(0)
End of the year		4,077	4,448
Other intangible assets [member] | Accumulated depreciation, amortisation and impairment [member]
Statement Line Items [Line Items]
Beginning of the year		(2,035)	(2,000)
Disposals		223	0
Effect of movements in exchange rates		12	33
Beginning of the year		2,035	2,000
Amortization		122	2
Disposals		(223)	0
Impairment		947
End of the year		$ (2,893)	$ (2,035)

[1]	Represents capitalized development expenditure net of grants received from the Norwegian government.